FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Trade receivables [member] | Credit risk [member] | One customer [member]
IfrsStatementLineItems [Line Items]
Credit risk percentage	92.00%	99.00%